Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for plan benefits, end of year	$ 8,471,362,378	$ 8,065,136,852	$ 6,567,496,077
Amounts allocated to withdrawing participants at end of year	(14,396,582)	(9,328,898)
Net assets available for plan benefits per the Form 5500	8,456,965,796	8,055,807,954
Benefits paid to participants	656,324,154	522,589,064
Amounts allocated to withdrawing participants at end of year	14,396,582	9,328,898
Amounts allocated to withdrawing participants at beginning of year	(9,328,898)	(6,640,320)
Accrued excess contributions payable at end of year	(2,989,142)	(3,729,419)
Benefits paid to participants per the Form 5500	658,402,696	521,548,223
Distributions of excess contributions per the Form 5500	$ 2,989,142	$ 3,729,419